Advances to suppliers, net (Details narrative) - USD ($)	1 Months Ended
	Feb. 07, 2023	Apr. 30, 2019	Sep. 30, 2022	Sep. 29, 2022	Sep. 30, 2021	Sep. 29, 2021	Oct. 01, 2020	Sep. 30, 2020
Frame work Agreement		3 years
Allowance for doubtful accounts			$ 3,258
Advances to suppliers			$ 48,633,604	$ 66,718,632	$ 66,718,632	$ 24,074,122	$ 24,074,122	$ 24,074,122
Represent two suppliers.
Advances to suppliers	$ 16,300,000
Percentage Of Advances To Supplier Utilized	35.50%
Percentage Of Advances To Suppliers On Each Purchase	30.00%